GOODWIN PROCTER LLP

Exchange Place

Boston, MA 02109

phone: (617) 570-1000 * fax: (617) 523-1231

June 13, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	Insmed Incorporated
Amendment No. 1 to Form S-3 Registration Statement on Form S-1
File No. 333-123695

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Insmed Incorporated (the “Company”) for the purposes of registering shares of the Company’s Common Stock pursuant to the Securities Act of 1933, as amended, is Amendment No. 1 to Form S-3 Registration Statement on Form S-1 (the “Amendment No. 1”). This filing is being effected by direct transmission to the Commission’s EDGAR system.

Amendment No. 1 includes changes to the original Registration Statement, which it amends, to carry forward shares previously registered pursuant to Registration Statements on Form S-3 (333-107308 and 333-120639). These shares are carried forward pursuant to Rule 429 and, in accordance therewith, the registration fees for such shares have been previously paid.

Please direct your questions or comments regarding Amendment No. 1 to Mitchell S. Bloom at (617) 570-1055 or the undersigned at (617) 570-1417.

Very truly yours,

/s/ Christian M. Ehrbar
Christian M. Ehrbar

Enclosure